TAXATION (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Income Tax [Line Items]
Unrecognized Tax benefits	$ 112,652
Accrued Interest and penalties related to unrecognized tax benefits	112,652		$ 75,483
Deferred Tax Liabilities	$ 28,716		59,294
Withholding tax rate	10.00%
Deferred Tax Liabilities	$ 34,626		35,905
Income tax expenses (benefit)	(13,436)	$ 58,043
Income Tax Examination, Interest Expense	7,406	3,968
Income Tax Examination, Penalties Expense	6,671	11,867
Deferred tax expenses	(31,734)	$ 19,552
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Income Tax [Line Items]
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries	547,036		100,824
Temporary differences related to investment in subsidiaries	$ 54,704		$ 10,082